Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Amount due from related parties

As of December 31, 2025 and 2024, the Company recorded amount due from GBuy Global Pte Ltd, a shareholder of the Company of $18,337 and $26,860, respectively, which represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

As of December 31, 2025 and 2024, the Company recorded amount due from Webuy Talent Ltd (“Webuy Talent”) of $15,645 and $10,696, respectively. Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company is also the director of Webuy Talent. The balance represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

Amount due to a related party

The transactions amount due to a related party are as of the following:

	2025	2024	2023
Beginning of the years January 1	$24,842	$25,929	$25,336
Exchange difference	1,549	(1,087)	593
Years ended December 31	$26,391	$24,842	$25,929

As of December 31, 2025 and 2024, the Company recorded amount due to Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company of $26,391 and $24,842. The balance represents business advances from a related party. The amounts are unsecured, non-interest bearing and due on demand.